Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
State taxes	(2.44%)	(2.75%)
Foreign rate differential	(0.08%)	(3.11%)
Other	3.55%	1.68%
Impact of Tax Act	3.10%	0.00%
Changes in valuation allowance	(37.79%)	36.72%
Effective tax rate	(67.66%)	4.80%